Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	Port Street Quality Growth Fund
Class Name	Institutional Class
Trading Symbol	PSQGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Port Street Quality Growth Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://portstreetinvest.com/about-the-fund. You can also request this information by contacting us at 1-855-369-6220.
Additional Information Phone Number	1-855-369-6220
Additional Information Website	https://portstreetinvest.com/about-the-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.97%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As we wrote at the end of last year (and have said regularly for the last few), we have always believed all-time highs (or near all-time highs) are the best time to take full advantage of our strategy.
The start of 2025 has been marked by significant market activity, including a notable sell-off followed by a sharp rebound. In this evolving environment, we continue to support advisors and their clients with timely insights and resources.
Historically, factors such as tariffs, inflation concerns, and sovereign debt issues have contributed to market volatility. The Fund has been managed through similar environments in the past using its established investment strategy and risk management process.
We believe the portfolio has performed well when compared to the S&P 500 Total Return Index year to date (as of 3/31/25). As well as over the last 12 months, on a risk adjusted basis.
You invest in the Fund to reduce downside volatility and participate in market upside. We have done so on your behalf in the last twelve months.
Thank you, as always, for your confidence in our strategy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	3.85	8.53	6.72
S&P 500 Total Return Index	8.25	18.59	12.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://portstreetinvest.com/about-the-fund for more recent performance information. Visit https://portstreetinvest.com/about-the-fund for more recent performance information.
Net Assets	$ 185,511,640
Holdings Count | $ / shares	29
Advisory Fees Paid, Amount	$ 1,474,831
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$185,511,640
Number of Holdings	29
Net Advisory Fee	$1,474,831
Portfolio Turnover	7%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	26.8%
Berkshire Hathaway, Inc.	5.7%
Unilever plc	5.2%
Alphabet, Inc.	5.1%
Walt Disney Co.	4.8%
Microsoft Corp.	4.5%
Medtronic plc	4.0%
Novo Nordisk	3.3%
RTX Corp.	3.0%
Roche Holding AG	2.9%

Top Sectors	(%)
Health Care	14.1%
Information Technology	14.0%
Consumer Staples	10.7%
Communication Services	9.9%
Financials	8.5%
Industrials	8.0%
Consumer Discretionary	5.3%
Cash & Other	29.5%

Updated Prospectus Web Address	https://portstreetinvest.com/about-the-fund